Intellectual Property (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Intellectual Property
Amortization expense	$ 51,150	$ 51,150	$ 153,450	$ 153,450	$ 204,600	$ 205,534